Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	ff2_SupplementTextBlock
FORWARD FUNDS

Supplement dated October 31, 2016

to the

Salient EM Corporate Debt Fund Investor Class and Institutional Class Prospectus (“No-Load Prospectus”)

and Salient EM Corporate Debt Fund Class C and Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2016, as supplemented

Effective December 1, 2016, Forward Funds, on behalf of the Salient EM Corporate Debt Fund (the “Fund”), entered into an expense limitation agreement with Forward Management, LLC d/b/a Salient (“Salient Management”), the Fund’s investment advisor, pursuant to which Salient Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.85%, 1.50%, 2.45% and 1.55%, respectively. Accordingly, effective December 1, 2016, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 23 of the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.48%	0.38%
Dividend and Interest Expense on Short Sales(1)	0.15%	0.15%
Interest Expense on Borrowings(1)	0.16%	0.16%
Total Other Expenses(2)	0.79%	0.69%
Total Annual Fund Operating Expenses	1.74%	1.39%
Fee Waiver and/or Expense Reimbursement(3)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.74%	1.39%

(1)	Dividend and Interest Expense on Short Sales and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.

(2)	Under the terms of a prior expense limitation agreement, certain classes of the Fund have outstanding balances for fees waived by the Advisor during the term of the agreement which may be recouped by the Advisor within three years after the waiver of the expense. As the current expense ratio of the Fund is higher than the expense limit under the former expense limitation agreement the Advisor is currently unable to recoup such expenses but may be able to do so should the expense ratio of the Fund decrease during future periods.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until December 1, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.85% and 1.50%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$177	$142
3 Years	$548	$440
5 Years	$943	$760
10 Years	$2,049	$1,667

****

The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund on page 20 of the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class
Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses	0.58%	0.43%
Dividend and Interest Expense on Short Sales(1)	0.15%	0.15%
Interest Expense on Borrowings(1)	0.16%	0.16%
Total Other Expenses(2)	0.89%	0.74%
Total Annual Fund Operating Expenses	2.34%	1.44%
Fee Waiver and/or Expense Reimbursement(3)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%	1.44%

(1)	Dividend and Interest Expense on Short Sales and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.

(2)	Under the terms of a prior expense limitation agreement, certain classes of the Fund have outstanding balances for fees waived by the Advisor during the term of the agreement which may be recouped by the Advisor within three years after the waiver of the expense. As the current expense ratio of the Fund is higher than the expense limit under the former expense limitation agreement the Advisor is currently unable to recoup such expenses but may be able to do so should the expense ratio of the Fund decrease during future periods.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until December 1, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.45% and 1.55%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class
1 Year	$337	$147
3 Years	$730	$455
5 Years	$1,250	$786
10 Years	$2,672	$1,722

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class
1 Year	$237	$147
3 Years	$730	$455
5 Years	$1,250	$786
10 Years	$2,672	$1,722

****

No Load | Salient EM Corporate Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff2_SupplementTextBlock
FORWARD FUNDS

Supplement dated October 31, 2016

to the

Salient EM Corporate Debt Fund Investor Class and Institutional Class Prospectus (“No-Load Prospectus”)

and Salient EM Corporate Debt Fund Class C and Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2016, as supplemented

Effective December 1, 2016, Forward Funds, on behalf of the Salient EM Corporate Debt Fund (the “Fund”), entered into an expense limitation agreement with Forward Management, LLC d/b/a Salient (“Salient Management”), the Fund’s investment advisor, pursuant to which Salient Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.85%, 1.50%, 2.45% and 1.55%, respectively. Accordingly, effective December 1, 2016, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 23 of the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.48%	0.38%
Dividend and Interest Expense on Short Sales(1)	0.15%	0.15%
Interest Expense on Borrowings(1)	0.16%	0.16%
Total Other Expenses(2)	0.79%	0.69%
Total Annual Fund Operating Expenses	1.74%	1.39%
Fee Waiver and/or Expense Reimbursement(3)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.74%	1.39%

(1)	Dividend and Interest Expense on Short Sales and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.

(2)	Under the terms of a prior expense limitation agreement, certain classes of the Fund have outstanding balances for fees waived by the Advisor during the term of the agreement which may be recouped by the Advisor within three years after the waiver of the expense. As the current expense ratio of the Fund is higher than the expense limit under the former expense limitation agreement the Advisor is currently unable to recoup such expenses but may be able to do so should the expense ratio of the Fund decrease during future periods.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until December 1, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.85% and 1.50%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$177	$142
3 Years	$548	$440
5 Years	$943	$760
10 Years	$2,049	$1,667

****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
No Load | Salient EM Corporate Debt Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.48%
Dividend and Interest Expense on Short Sales	rr_Component2OtherExpensesOverAssets	0.15%	[1]
Interest Expense on Borrowings	rr_Component3OtherExpensesOverAssets	0.16%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	$ 177
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	943
10 Years	rr_ExpenseExampleYear10	2,049
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	943
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,049
No Load | Salient EM Corporate Debt Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component1OtherExpensesOverAssets	0.38%
Dividend and Interest Expense on Short Sales	rr_Component2OtherExpensesOverAssets	0.15%	[1]
Interest Expense on Borrowings	rr_Component3OtherExpensesOverAssets	0.16%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	$ 142
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	760
10 Years	rr_ExpenseExampleYear10	1,667
1 Year	rr_ExpenseExampleNoRedemptionYear01	142
3 Years	rr_ExpenseExampleNoRedemptionYear03	440
5 Years	rr_ExpenseExampleNoRedemptionYear05	760
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,667
Load | Salient EM Corporate Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff2_SupplementTextBlock
FORWARD FUNDS

Supplement dated October 31, 2016

to the

Salient EM Corporate Debt Fund Investor Class and Institutional Class Prospectus (“No-Load Prospectus”)

and Salient EM Corporate Debt Fund Class C and Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2016, as supplemented

Effective December 1, 2016, Forward Funds, on behalf of the Salient EM Corporate Debt Fund (the “Fund”), entered into an expense limitation agreement with Forward Management, LLC d/b/a Salient (“Salient Management”), the Fund’s investment advisor, pursuant to which Salient Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.85%, 1.50%, 2.45% and 1.55%, respectively. Accordingly, effective December 1, 2016, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund on page 20 of the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class
Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses	0.58%	0.43%
Dividend and Interest Expense on Short Sales(1)	0.15%	0.15%
Interest Expense on Borrowings(1)	0.16%	0.16%
Total Other Expenses(2)	0.89%	0.74%
Total Annual Fund Operating Expenses	2.34%	1.44%
Fee Waiver and/or Expense Reimbursement(3)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%	1.44%

(1)	Dividend and Interest Expense on Short Sales and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.

(2)	Under the terms of a prior expense limitation agreement, certain classes of the Fund have outstanding balances for fees waived by the Advisor during the term of the agreement which may be recouped by the Advisor within three years after the waiver of the expense. As the current expense ratio of the Fund is higher than the expense limit under the former expense limitation agreement the Advisor is currently unable to recoup such expenses but may be able to do so should the expense ratio of the Fund decrease during future periods.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until December 1, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.45% and 1.55%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class
1 Year	$337	$147
3 Years	$730	$455
5 Years	$1,250	$786
10 Years	$2,672	$1,722

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class
1 Year	$237	$147
3 Years	$730	$455
5 Years	$1,250	$786
10 Years	$2,672	$1,722

****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Load | Salient EM Corporate Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.58%
Dividend and Interest Expense on Short Sales	rr_Component2OtherExpensesOverAssets	0.15%	[1]
Interest Expense on Borrowings	rr_Component3OtherExpensesOverAssets	0.16%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.89%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.34%
1 Year	rr_ExpenseExampleYear01	$ 337
3 Years	rr_ExpenseExampleYear03	730
5 Years	rr_ExpenseExampleYear05	1,250
10 Years	rr_ExpenseExampleYear10	2,672
1 Year	rr_ExpenseExampleNoRedemptionYear01	237
3 Years	rr_ExpenseExampleNoRedemptionYear03	730
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,672
Load | Salient EM Corporate Debt Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%
Dividend and Interest Expense on Short Sales	rr_Component2OtherExpensesOverAssets	0.15%	[1]
Interest Expense on Borrowings	rr_Component3OtherExpensesOverAssets	0.16%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.74%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.44%
1 Year	rr_ExpenseExampleYear01	$ 147
3 Years	rr_ExpenseExampleYear03	455
5 Years	rr_ExpenseExampleYear05	786
10 Years	rr_ExpenseExampleYear10	1,722
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	455
5 Years	rr_ExpenseExampleNoRedemptionYear05	786
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,722

[1]	Dividend and Interest Expense on Short Sales and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.
[2]	Under the terms of a prior expense limitation agreement, certain classes of the Fund have outstanding balances for fees waived by the Advisor during the term of the agreement which may be recouped by the Advisor within three years after the waiver of the expense. As the current expense ratio of the Fund is higher than the expense limit under the former expense limitation agreement the Advisor is currently unable to recoup such expenses but may be able to do so should the expense ratio of the Fund decrease during future periods.
[3]	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until December 1, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.85% and 1.50%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.
[4]	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until December 1, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.45% and 1.55%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.